Basis of Presentation of the Consolidated Financial Statements - Notional Amounts (Detail) - USD LIBOR [Member] $ in Millions	Dec. 31, 2021 USD ($)
Statement Of Compliance And Basis Of Presentation [Line Items]
Notional amounts	$ 2,010
Non-derivative Financial Liabilities [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Notional amounts	1,620
Derivative Instruments [Member]
Statement Of Compliance And Basis Of Presentation [Line Items]
Notional amounts	$ 390